Ordinary shares, share premium, and other equity	12 Months Ended
Dec. 31, 2019
28. Ordinary shares, share premium, and other equity
Ordinary shares, share premium, and other equity

The notes included in this section focus on the Group’s loan capital and shareholders’ equity including issued share capital, retained earnings, other equity balances and interests of minority shareholders in our subsidiary entities (non-controlling interests). For more information on capital management and how the Group maintains sufficient capital to meet our regulatory requirements refer to page [00].

28 Ordinary shares, share premium, and other equity

Called up share capital, allotted and fully paid
	Number of shares	Ordinary share capital	Ordinary share premium	Total share capital and share premium	Otherequity instruments
	m	£m	£m	£m	£m
As at 1 January 2019	17,133	4,283	28	4,311	9,632
Issued to staff under share incentive plans	76	19	82	101	-
Issuances relating to Scrip Dividend Programme	113	29	153	182	-
AT1 securities issuance	-	-	-	-	3,500
AT1 securities redemption	-	-	-	-	(2,262)
Other movements	-	-	-	-	1
As at 31 December 2019	17,322	4,331	263	4,594	10,871

As at 1 January 2018	17,060	4,265	17,780	22,045	8,941
Issued to staff under share incentive plans	30	7	44	51	-
Issuances relating to Scrip Dividend Programme	43	11	77	88	-
AT1 securities issuance	-	-	-	-	1,925
AT1 securities redemption	-	-	-	-	(1,233)
Capital reorganisation	-	-	(17,873)	(17,873)	-
Other movements	-	-	-	-	(1)
As at 31 December 2018	17,133	4,283	28	4,311	9,632

Called up share capital

Called up share capital comprises 17,322m (2018: 17,133m) ordinary shares of 25p each.

Share repurchase

At the 2019 AGM on 2 May 2019, Barclays PLC was authorised to repurchase up to an aggregate of 1,714m of its ordinary shares of 25p. The authorisation is effective until the AGM in 2020 or the close of business on 30 June 2020, whichever is the earlier. No share repurchases were made during either 2019 or 2018.

Other equity instruments

Other equity instruments of £10,871m (2018: £9,632m) include AT1 securities issued by Barclays PLC. The AT1 securities are perpetual securities with no fixed maturity and are structured to qualify as AT1 instruments under prevailing capital rules applicable as at the relevant issue date.

In 2019, there were three issuances of AT1 instruments, in the form of Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities (2018: one issuance), totalling £3,500m (2018: £1,925m). There were also three redemptions in 2019 (2018: one redemption), totalling £2,262m (2018: £1,233m).

AT1 equity instruments
		2019	2018
	Initial call date	£m	£m
AT1 equity instruments - Barclays PLC
7.0% Perpetual Subordinated Contingent Convertible Securities	2019	-	695
6.625% Perpetual Subordinated Contingent Convertible Securities (USD 1,211m)	2019	-	711
6.5% Perpetual Subordinated Contingent Convertible Securities (EUR 1,077m)	2019	-	856
8.0% Perpetual Subordinated Contingent Convertible Securities (EUR 1,000m)	2020	830	830
7.875% Perpetual Subordinated Contingent Convertible Securities	2022	995	995
7.875% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m)	2022	1,131	1,131
7.25% Perpetual Subordinated Contingent Convertible Securities	2023	1,245	1,245
7.75% Perpetual Subordinated Contingent Convertible Securities (USD 2,500m)	2023	1,925	1,925
5.875% Perpetual Subordinated Contingent Convertible Securities	2024	1,244	1,244
8% Perpetual Subordinated Contingent Convertible Securities (USD 2,000m)	2024	1,509	-
7.125% Perpetual Subordinated Contingent Convertible Securities	2025	996	-
6.375% Perpetual Subordinated Contingent Convertible Securities	2025	996	-
Total AT1 equity instruments		10,871	9,632

The principal terms of the AT1 securities are described below:

▪AT1 securities rank behind the claims against Barclays PLC of 1) unsubordinated creditors; 2) claims which are expressed to be subordinated to the claims of unsubordinated creditors of Barclays PLC but not further or otherwise; or 3) claims which are, or are expressed to be, junior to the claims of other creditors of Barclays PLC, whether subordinated or unsubordinated, other than claims which rank, or are expressed to rank, pari passu with, or junior to, the claims of holders of the AT1 securities.

▪AT1 securities bear a fixed rate of interest until the initial call date. After the initial call date, in the event that they are not redeemed, the AT1 securities will bear interest at rates fixed periodically in advance for five-year periods based on market rates.

▪Interest on the AT1 securities will be due and payable only at the sole discretion of Barclays PLC, and Barclays PLC has sole and absolute discretion at all times and for any reason to cancel (in whole or in part) any interest payment that would otherwise be payable on any interest payment date.

▪AT1 securities are undated and are redeemable, at the option of Barclays PLC, in whole but not in part at the initial call date, or on any fifth anniversary after the initial call date. In addition, the AT1 securities are redeemable, at the option of Barclays PLC, in whole in the event of certain changes in the tax or regulatory treatment of the securities. Any redemptions require the prior consent of the PRA.

All AT1 securities will be converted into ordinary shares of Barclays PLC, at a pre-determined price, should the fully loaded CET1 ratio of the Group fall below 7%.